Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ZEGA Buy and Hedge ETF

Ticker Symbol: ZHDG

Listed on NYSE Arca, Inc.

May 26, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated August 28, 2022, as supplemented

Effective immediately, the principal office of ZEGA Financial, LLC (the “Sub-Adviser”), the investment sub-adviser to the ZEGA Buy and Hedge ETF, is changed to 3801 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410. All references to the Sub-Adviser’s address are hereby amended to reflect the new address.

Please retain this Supplement with your Prospectus and SAI for future reference.